FAIR VALUE MEASUREMENTS (Assets Measured at Fair Value on a Recurring and Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	$ 28,387		$ 77,186
Assets measured on non-recurring basis	184		1,024
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis	184		1,024
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	26,311		73,465
Foreign Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	2,076	[1]	3,721	[1]
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis
Assets measured on non-recurring basis
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis
Fair Value, Inputs, Level 1 [Member] | Foreign Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis		[1]		[1]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	28,387		77,186
Assets measured on non-recurring basis
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	26,311		73,465
Fair Value, Inputs, Level 2 [Member] | Foreign Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	2,076	[1]	3,721	[1]
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis
Assets measured on non-recurring basis	184		1,024
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis	184		1,024
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis
Fair Value, Inputs, Level 3 [Member] | Foreign Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis		[1]		[1]

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.